UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2011
                                                    --------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York         May 16, 2011
--------------------------           ------------------      -----------------
        [Signature]                     [City, State]              [Date]

Please note that the investment manager filing this Form 13F has included a position held in ArvinMeritor, Inc., which appears on the SEC's Official List of Section 13(f) Securities for first quarter 2011. As of March 30, 2011, ArvinMeritor, Inc. officially changed its name to Meritor, Inc. and the company began trading under a new ticker symbol and CUSIP. The common stock of Meritor,Inc. does not appear on the SEC's Official List of Section 13(f)
Securities for first quarter 2011.   In order to avoid possible confusion that
the investment manager may have sold its position in the common stock of ArvinMeritor, Inc., the investment manager has included its position in the common stock Meritor, Inc. on this Form 13F, and listed such position as a position in ArvinMeritor, Inc., as ArvinMeritor, Inc. is on the SEC's Official List of Section 13(f) Securities for first quarter 2011.

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 57
                                               -------------------
Form 13F Information Table Value Total:             $6,661,790
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                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED MARCH 31, 2011

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                 COM               00817Y108  242,353   6,474,836  SH       SOLE                 6,474,836
AMDOCS LTD                    ORD               G02602103   31,360   1,087,000  SH       SOLE                 1,087,000
AMERISOURCEBERGEN CORP        COM               03073E105   20,658     522,200  SH       SOLE                   522,200
AON CORP                      COM               037389103  244,375   4,614,336  SH       SOLE                 4,614,336
APOLLO GROUP INC              CL A              037604105   24,784     594,207  SH       SOLE                   594,207
ARVINMERITOR INC              COM               043353101   91,445   5,388,617  SH       SOLE                 5,388,617
BABCOCK & WILCOX CO NEW       COM               05615F102   59,602   1,785,571  SH       SOLE                 1,785,571
BMC SOFTWARE INC              COM               055921100  134,242   2,698,875  SH       SOLE                 2,698,875
CARDINAL HEALTH INC           COM               14149Y108   93,121   2,264,076  SH       SOLE                 2,264,076
CIGNA CORP                    COM               125509109  164,947   3,725,097  SH       SOLE                 3,725,097
CITIGROUP INC                 *W EXP 01/04/201  172967226    9,201  10,000,000  SH       SOLE                10,000,000
CITIGROUP INC                 COM               172967101  125,201  28,326,100  SH       SOLE                28,326,100
CLEARWIRE CORP NEW            CL A              18538Q105   51,378   9,190,980  SH       SOLE                 9,190,980
CORNING INC                   COM               219350105   34,916   1,692,500  SH       SOLE                 1,692,500
CVS CAREMARK CORPORATION      COM               126650100  306,192   8,921,670  SH       SOLE                 8,921,670
DAVITA INC                    COM               23918K108   83,920     981,404  SH       SOLE                   981,404
DISCOVER FINL SVCS            COM               254709108   29,508   1,223,400  SH       SOLE                 1,223,400
DSW INC                       CL A              23334L102   18,857     471,900  SH       SOLE                   471,900
EXPEDIA INC DEL               COM               30212P105  161,479   7,126,151  SH       SOLE                 7,126,151
EXPRESS SCRIPTS INC           COM               302182100  271,232   4,877,388  SH       SOLE                 4,877,388
FAMILY DLR STORES INC         COM               307000109   35,611     693,900  SH       SOLE                   693,900
FIDELITY NATL INFORMATION SV  COM               31620M106  278,480   8,518,825  SH       SOLE                 8,518,825
FISERV INC                    COM               337738108   71,475   1,139,595  SH       SOLE                 1,139,595
FLEXTRONICS INTL LTD          ORD               Y2573F102  205,784  27,548,043  SH       SOLE                27,548,043
GOODRICH CORP                 COM               382388106  180,510   2,110,490  SH       SOLE                 2,110,490
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201  416515120   11,279     615,000  SH       SOLE                   615,000
HARTFORD FINL SVCS GROUP INC  COM               416515104   90,531   3,361,700  SH       SOLE                 3,361,700
HCA HOLDINGS INC              COM               40412C101   99,625   2,941,385  SH       SOLE                 2,941,385
HEALTH MGMT ASSOC INC NEW     CL A              421933102   39,157   3,592,356  SH       SOLE                 3,592,356
HEWLETT PACKARD CO            COM               428236103  144,830   3,535,019  SH       SOLE                 3,535,019
JPMORGAN CHASE & CO           COM               46625H100   60,704   1,316,800  SH       SOLE                 1,316,800
LABORATORY CORP AMER HLDGS    COM NEW           50540R409   95,882   1,040,730  SH       SOLE                 1,040,730
LIFE TECHNOLOGIES CORP        COM               53217V109  470,119   8,968,313  SH       SOLE                 8,968,313
LIFEPOINT HOSPITALS INC       COM               53219L109   15,227     378,800  SH       SOLE                   378,800
LINCARE HLDGS INC             COM               532791100   49,913   1,682,842  SH       SOLE                 1,682,842
MCKESSON CORP                 COM               58155Q103  470,382   5,950,437  SH       SOLE                 5,950,437
MEDCO HEALTH SOLUTIONS INC    COM               58405U102   75,847   1,350,554  SH       SOLE                 1,350,554
METLIFE INC                   COM               59156R108   31,311     700,000  SH       SOLE                   700,000
MICROSOFT CORP                COM               594918104   63,475   2,500,000  SH       SOLE                 2,500,000
MUELLER WTR PRODS INC         COM SER A         624758108   30,507   6,809,493  SH       SOLE                 6,809,493
PFIZER INC                    COM               717081103  197,820   9,740,052  SH       SOLE                 9,740,052
RADIOSHACK CORP               COM               750438103    4,503     300,000  SH       SOLE                   300,000
RETAIL VENTURES INC           COM               76128Y102      371      21,500  SH       SOLE                    21,500
SEAGATE TECHNOLOGY PLC        SHS               G7945M107   31,324   2,174,500  SH       SOLE                 2,174,500
STATE STR CORP                COM               857477103   75,913   1,689,200  SH       SOLE                 1,689,200
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109   18,528   1,205,848  SH       SOLE                 1,205,848
TARGET CORP                   COM               87612E106  180,740   3,614,080  SH       SOLE                 3,614,080
TEXTRON INC                   COM               883203101   22,027     804,200  SH       SOLE                   804,200
THERMO FISHER SCIENTIFIC INC  COM               883556102  237,726   4,279,497  SH       SOLE                 4,279,497
TIME WARNER CABLE INC         COM               88732J207  118,602   1,662,495  SH       SOLE                 1,662,495
TYCO INTERNATIONAL LTD        SHS               H89128104  254,783   5,690,930  SH       SOLE                 5,690,930
UNITEDHEALTH GROUP INC        COM               91324P102   61,205   1,354,100  SH       SOLE                 1,354,100
URS CORP NEW                  COM               903236107  127,572   2,770,300  SH       SOLE                 2,770,300
VIACOM INC NEW                CL B              92553P201  116,278   2,499,518  SH       SOLE                 2,499,518
WELLPOINT INC                 COM               94973V107  199,004   2,851,473  SH       SOLE                 2,851,473
WYNDHAM WORLDWIDE CORP        COM               98310W108   61,018   1,918,187  SH       SOLE                 1,918,187
XEROX CORP                    COM               984121103  234,956  22,061,562  SH       SOLE                22,061,562
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